18. INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets Tables
Schedule of changes in intangible assets and goodwill

The intangible assets rollforward is set forth below:

	Weighted average amortization rate (p.a.)	12.31.16	Additions	Disposals	Business combination	Transfers	Exchange rate variation	12.31.17
Cost
Non-compete agreement	-	51.0	11.5	-	0.5	-	(1.0)	62.0
Goodwill	-	4,343.5	-	-	(203.7)	-	52.4	4,192.2
AKF	-	129.5	-	-	(2.1)	-	4.1	131.5
Alimentos Calchaquí	-	342.0	-	-	(152.3)	-	(31.8)	157.9
Ava	-	49.4	-	-	-	-	-	49.4
Avex	-	18.8	-	-	-	-	(2.7)	16.1
Banvit Bandirma Vitaminli	-	-	-	-	203.8	-	(10.0)	193.8
BRF AFC	-	162.7	-	-	(33.4)	-	2.6	131.9
BRF Holland B.V.	-	22.5	-	-	-	-	3.5	26.0
BRF Invicta	-	119.0	-	-	-	-	12.9	131.9
Dánica	-	4.8	-	-	-	-	(0.7)	4.1
Eclipse Holding Cooperatief	-	209.9	-	-	(202.1)	-	(6.4)	1.4
Eleva Alimentos	-	808.1	-	-	-	-	-	808.1
Federal Foods LLC	-	70.5	-	-	(7.3)	-	0.7	63.9
Federal Foods Qatar L.L.C	-	308.4	-	-	-	-	4.8	313.2
GFS Group	-	684.5	-	-	-	-	87.1	771.6
GQFE - Golden Quality Foods Europe	-	2.4	-	-	-	-	0.4	2.8
Incubatório Paraíso	-	0.7	-	-	-	-	-	0.7
Invicta Food Group	-	0.6	-	-	-	-	0.1	0.7
Paraíso Agroindustrial	-	16.8	-	-	-	-	-	16.8
Perdigão Mato Grosso	-	7.6	-	-	-	-	-	7.6
Quickfood	-	113.8	-	-	-	-	(16.7)	97.1
Sadia	-	1,214.0	-	-	-	-	-	1,214.0
Universal Meats Ltd.	-	57.6	-	-	(10.2)	-	4.6	52.0
Import quotas	-	58.2	-	-	42.2	-	11.4	111.8
Outgrowers relationship	-	14.7	0.3	-	-	-	-	15.0
Trademarks	-	1,313.2	-	-	386.9	-	(50.2)	1,649.9
Patents	-	6.9	-	-	-	-	(0.1)	6.8
Customer relationship	-	815.2	-	-	403.5	10.6	(8.5)	1,220.8
Supplier relationship	-	14.6	-	(2.0)	-	(10.6)	0.1	2.1
Software	-	504.3	40.3	(176.9)	2.7	146.3	(0.4)	516.3
		7,121.6	52.1	(178.9)	632.1	146.3	3.7	7,776.9

Amortization
Non-compete agreement	27.59%	(7.6)	(16.1)	-	-	-	0.3	(23.4)
Import quotas	73.63%	(21.7)	(63.5)	-	-	-	(7.9)	(93.1)
Outgrowers relationship	13.15%	(7.7)	(1.9)	-	-	-	-	(9.6)
Patents	27.42%	(3.9)	(1.1)	-	-	-	0.1	(4.9)
Customer relationship	7.59%	(81.3)	(72.2)	-	0.2	-	(1.2)	(154.5)
Supplier relationship	5.00%	(2.0)	(0.1)	2.0	-	-	-	(0.1)
Software	19.93%	(324.8)	(145.0)	175.5	-	-	0.6	(293.7)
		(449.0)	(299.9)	177.5	0.2	-	(8.1)	(579.3)
		6,672.6	(247.8)	(1.4)	632.3	146.3	(4.4)	7,197.6

	Weighted average amortization rate (p.a.)	12.31.15	Additions	Disposals	Business combination	Transfers	Exchange rate variation	12.31.16
Cost
Non-compete agreement	-	15.6	18.6	(0.3)	-	27.4	(10.3)	51.0
Goodwill	-	2,778.1	-	-	2,557.9	(432.1)	(560.4)	4,343.5
AKF	-	-	-	-	136.5	11.0	(18.0)	129.5
Alimentos Calchaquí	-	-	-	-	397.8	-	(55.8)	342.0
Ava	-	49.4	-	-	-	-	-	49.4
Avex	-	27.6	-	-	-	-	(8.8)	18.8
BRF AFC	-	196.1	-	-	-	-	(33.4)	162.7
BRF Holland B.V.	-	27.8	-	-	-	-	(5.3)	22.5
BRF Invicta	-	170.7	-	-	-	-	(51.7)	119.0
Dánica	-	7.0	-	-	-	-	(2.2)	4.8
Eclipse Holding Cooperatief	-	-	-	-	230.5	0.3	(20.9)	209.9
Eleva Alimentos	-	808.1	-	-	-	-	-	808.1
Federal Foods LLC	-	84.4	-	-	-	-	(13.9)	70.5
Federal Foods Qatar L.L.C	-	-	-	-	564.2	(182.9)	(72.9)	308.4
GFS Group	-	-	-	-	1,079.4	(199.1)	(195.8)	684.5
GQFE - Golden Quality Foods Europe	-	-	-	-	3.1	-	(0.7)	2.4
Incubatório Paraíso	-	0.7	-	-	-	-	-	0.7
Invicta Food Group	-	0.9	-	-	-	-	(0.3)	0.6
Paraíso Agroindustrial	-	16.8	-	-	-	-	-	16.8
Perdigão Mato Grosso	-	7.6	-	-	-	-	-	7.6
Quickfood	-	167.0	-	-	-	-	(53.2)	113.8
Sadia	-	1,214.0	-	-	-	-	-	1,214.0
Universal Meats Ltd.	-	-	-	-	146.4	(61.4)	(27.4)	57.6
Import quotas	-	62.3	-	-	-	17.5	(21.6)	58.2
Outgrowers relationship	-	14.2	0.5	-	-	-	-	14.7
Trademarks	-	1,372.0	-	-	-	5.9	(64.7)	1,313.2
Patents	-	4.8	2.4	-	0.6	-	(0.9)	6.9
Customer relationship	-	620.8	-	-	-	370.6	(176.2)	815.2
Supplier relationship	-	9.7	-	(6.5)	-	16.2	(4.8)	14.6
Software	-	462.9	41.2	(43.3)	5.7	53.5	(15.7)	504.3
		5,340.4	62.7	(50.1)	2,564.2	59.0	(854.6)	7,121.6

Amortization
Non-compete agreement	30.07%	(0.7)	(7.8)	0.3	-	-	0.6	(7.6)
Import quotas	50.00%	-	(25.6)	-	-	-	3.9	(21.7)
Outgrowers relationship	12.50%	(5.8)	(1.9)	-	-	-	-	(7.7)
Patents	24.07%	(3.0)	(1.1)	-	(0.6)	-	0.8	(3.9)
Customer relationship	7.71%	(49.8)	(47.3)	-	-	(2.7)	18.5	(81.3)
Supplier relationship	42.00%	(9.7)	-	6.5	-	-	1.2	(2.0)
Software	20.00%	(260.5)	(109.9)	41.1	(3.2)	(0.1)	7.8	(324.8)
		(329.5)	(193.6)	47.9	(3.8)	(2.8)	32.8	(449.0)
		5,010.9	(130.9)	(2.2)	2,560.4	56.2	(821.8)	6,672.6

Schedule of pre tax rates

Management adopted the weighted average cost of capital – WACC as the discount rate to the development of discount cash flow, that varied from 9.74% p.a. to 13.25% p.a., according to the reportable operating segment and also adopted the assumptions shown in the table below:

	2017	2018	2019	2020
GDB Brazil	0.70%	2.56%	3.11%	2.83%
Inflation Brazil	3.03%	4.20%	3.95%	3.84%

Schedule of variations in the EBIT margin and WACC

In addition to the above mentioned recovery analysis, management prepared a sensitivity analysis for each reportable operating segment considering the variations in the EBIT margin and in the nominal WACC as presented below:

		Variations
Apreciation (devaluation)	1.0%	0.0%	-1.0%
BRAZIL
WACC (1)	12.99%	11.99%	10.99%
EBIT MARGIN	15.82%	14.82%	13.82%

INTERNATIONAL
WACC (1)	10.51%	9.51%	8.51%
EBIT MARGIN	8.98%	7.98%	6.98%

ONE FOODS
WACC (1)	11.94%	10.94%	9.94%
EBIT MARGIN	14.00%	13.00%	12.00%

SOUTHERN CONE
WACC (1)	14.25%	13.25%	12.25%
EBIT MARGIN	7.86%	6.86%	5.86%

(1)	WACC in Reais for the Brazil segment and in USD for the other segments.